Income Taxes - components of deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Accrued compensation	$ 271	$ 296
Accrued other expense		123
Stock compensation	1,647	5,303
Start-up costs and other intangibles	12,230	13,727
Lease liability	83	157
Net operating losses	28,613	20,131
Capitalized Research and Development Expenses	11,264	6,387
Other	23	32
Deferred tax assets, gross	54,131	46,156
Less: valuation allowance	(53,978)	(45,929)
Total deferred tax assets	153	227
Deferred tax liabilities:
Depreciation	(75)	(89)
ROU Asset	(78)	(138)
Total deferred tax liabilities	$ (153)	$ (227)